Notes to the consolidated statements of income - Other operating income and expense (Details) - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Other operating income and expense
Foreign exchange gains	€ 72,552	€ 36,200	€ 279,394	€ 301,410
Gains on right-of-use assets, from the sale of fixed assets, clinics and investments	1,961	1,097	15,654	7,668
Revaluation of certain investments	16	(178)	3,273	7,328
Income from strategic transactions and programs	19,871	2,405	34,135	10,342
Changes in fair value of the derivatives embedded in Virtual Power Purchase Agreements (vPPAs)	10,858	2,010	14,969	30,605
Other	11,107	14,543	47,331	39,883
Other operating income	116,365	56,077	394,756	397,236
Foreign exchange losses	79,352	47,958	290,252	338,678
Losses on right-of-use assets, from the sale of fixed assets, clinics and investments	517	5,200	2,900	8,162
Revaluation of certain investments	4,339	5,027	10,719	70,173
Expenses from strategic transactions and programs	119,727	53,225	285,319	94,084
Changes in fair value of the derivatives embedded in vPPAs	8,446	3,797	28,869	14,443
Other	28,429	10,067	75,743	51,304
Other operating expense	240,810	125,274	693,802	576,844
Reclassification adjustments of foreign currency translation amounts previously classified within other comprehensive income, included in expenses from strategic transactions and programs	€ 0	(45,083)	481	(46,088)
Legacy Portfolio Optimization
Other operating income and expense
Reclassification adjustments of foreign currency translation amounts previously classified within other comprehensive income, included in expenses from strategic transactions and programs		€ (45,083)	€ 0	€ (45,083)